Summary of material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
The consolidated financial statements of Spotify Technology S.A. comply with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), and have been prepared on a historical cost basis, except for short term investments, long term investments, Exchangeable Senior Notes (the “Exchangeable Notes”), and derivative financial instruments, which have been measured at fair value, and finance lease receivables and lease liabilities, which are measured at present value.
The preparation of the consolidated financial statements in conformity with IFRS requires the application of certain critical accounting estimates and assumptions. It also requires management to exercise its judgment in the process of applying the accounting policies. The areas involving a greater degree of judgment or complexity, or areas in which assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 3.
Certain prior period balances have been reclassified to conform to current period presentation.

Basis of consolidation	Basis of consolidation
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Foreign currency translation	Foreign currency translation
Functional and reporting currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in Euro, which is the Group’s reporting currency.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are recognized in the consolidated statement of operations within finance income or finance costs.
Group companies
The results and financial position of all the Group entities that have a functional currency different from the Group’s reporting currency are translated into Euro as follows:
•Assets and liabilities are translated at the closing rate at the reporting date;
•Income and expenses for each statement of operation are translated at average exchange rates; and
•All resulting exchange differences are recognized in other comprehensive income.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the operation and translated at the closing rate at each reporting date.

Revenue recognition	Revenue recognition
Premium revenue
The Group generates revenue through the sale of subscriptions to the Premium Service and other subscription offerings (together with the Premium Service, “Subscription Offerings”). As part of our Subscription Offerings, we offer a Basic plan to eligible users in select markets that provides certain benefits of the Premium Service but does not include features such as the monthly audiobook listening time, as well as an Audiobook Access Tier in the U.S. that provides specified hours of audiobook access a month without all of the benefits of the Premium Service. Revenue from our Premium segment is a function of the price of our Subscription Offerings and the number of subscribers to our Subscription Offerings (“Premium Subscribers”). The Subscription Offerings are primarily sold directly to end users. The Premium Service is also sold through partners who are generally telecommunications companies that bundle the subscription with their own services or collect payment for the stand-alone subscriptions from their end customers. Typically, the Subscription Offerings are paid for on a monthly basis in advance. The Group satisfies its performance obligation to provide Premium streaming services, and revenue from these services is recognized, on a straight-line basis over the subscription period.
Sometimes the Group bundles our services with other services. Additionally, in certain markets the specified monthly allocation of audiobook access within the Premium Service is considered to be a separate performance obligation to the customer. In arrangements where the Group has multiple performance obligations to the customer, the transaction price is allocated to each performance obligation based on the relative stand-alone selling price. The Group generally determines stand-alone selling prices based on the prices charged to customers; but where stand-alone selling prices are not directly observable, estimation techniques are used which may include competitor pricing and other observable inputs. In the markets where the Group offers audiobook listening time as part of the Premium subscription, the Group satisfies its performance obligation to provide a monthly entitlement to specified hours of audiobook content as these hours are consumed and recognize revenue over time using an output method based on the proportion of hours consumed. Additionally, the Group estimates how many hours of audiobook content will not be used by eligible Premium Subscribers and recognizes the revenue attributable to the unexercised rights in proportion to the pattern of audiobook consumption. For other bundles, revenue is recognized either on a straight-line basis over the subscription period or at a point in time when control of the service or product is transferred to the customer.
Premium partner subscription revenue is based on a per-subscriber rate in a negotiated partner agreement. Under these arrangements, a premium partner may bundle the Premium Service with its existing product offerings or offer the Premium Service as an add-on. Payment is remitted to the Group through the premium partner. The Group assesses the facts and circumstances, including whether the partner is acting as a principal or agent, of all partner revenue arrangements and then recognizes revenues either gross or net. Premium partner services, may either be recognized gross or net, and may have multiple performance obligations to the customer, including an obligation to provide Premium streaming services and a monthly entitlement to specified hours of audiobook content.
Ad-Supported revenue
The Group’s advertising revenue is generated primarily from the sale of display, audio, and video advertising delivered through advertising impressions. The Group enters into arrangements with advertising agencies that purchase advertising on behalf of their clients and the Group also enters into arrangements directly with some large advertisers. These direct advertising arrangements are typically sold on a cost-per-thousand impressions (“CPM”) basis and are evidenced by an insertion order that specifies the terms of the arrangement such as the type of advertising product, pricing, insertion dates, and number of impressions in a stated period. Revenue is recognized based on the number of impressions delivered.
Additionally, the Group generates Ad-Supported revenue through automated sales channels, including both internal and external advertising automated exchanges, our self-serve platform, and advertising marketplace programs to distribute advertising inventory for purchase on a biddable auction or fixed CPM basis. These arrangements are evidenced through submission of order placements through the platform and online acceptance of terms and conditions. These order placements typically specify the type of advertising product, pricing, insertion dates, and number of impressions in a stated period. Revenue is recognized when impressions are delivered on the platform.

Advertising credits	Advertising credits
Advertising credits that are not transferable are issued to certain rights holders and allow them to include advertisements on the Ad-Supported Service that promote their artists and the Spotify service, such as the availability of a new single or album on Spotify. These are issued in conjunction with the Group’s royalty arrangements for no additional consideration. There is no revenue recognized as the advertising credits are mutually beneficial to both the rights holders and the Group and do not meet the definition of a revenue contract under IFRS 15, Revenue from Contracts with Customers.

Business combinations	Business combinations
Business combinations are accounted for using the acquisition method. Identifiable assets acquired and liabilities assumed are measured initially at their fair values at the acquisition date. The excess of the consideration transferred, and the acquisition-date fair value of any previous equity interest in the acquiree, over the fair value of the identifiable net assets acquired is recognized as goodwill.
Acquisition-related costs, other than those incurred for the issuance of debt or equity instruments, are charged to the consolidated statement of operations as they are incurred.

Cost of revenue	Cost of revenue
Cost of revenue consists predominantly of royalty and distribution costs related to content streaming. The Group incurs royalty costs paid to record labels, music publishers, audiobook publishers, and other rights holders for the right to stream content to the Group’s users. Royalties are typically calculated monthly using negotiated rates in accordance with license agreements and are based on either subscription and advertising revenue earned, user/usage measures, or a combination of these. The determination of the amount of the rights holders’ liability requires complex IT systems and a significant volume of data and is subject to a number of variables, including the revenue recognized, the type of content streamed and the country in which it is streamed, the product tier such content is streamed on, identification of the appropriate license holder, size of user base, ratio of Ad-Supported Users to applicable Premium Subscribers, and any applicable advertising fees and discounts, among other variables. Some rights holders have allowed the use of their content on the platform while negotiations of the terms and conditions or determination of statutory rates are ongoing. In such situations, royalties are calculated using estimated rates. In certain jurisdictions, rights holders have several years to claim royalties for musical compositions, and therefore, estimates of the royalties payable are made until payments are made. The Group has certain arrangements whereby royalty costs are paid in advance or are subject to minimum guaranteed amounts. An accrual is established when actual royalty costs to be incurred during a contractual period are expected to fall short of the minimum guaranteed amounts. For minimum guarantee arrangements, for which the Group cannot reliably predict the underlying expense, the Group will expense the minimum guarantee on a straight-line basis over the term of the arrangement. The Group also has certain royalty arrangements where the Group would have to make additional payments if the royalty rates were below those paid to other similar licensors (most favored nation clauses). For rights holders with this clause, a comparison is done of royalties incurred to date plus estimated royalties payable for the remainder of the period to estimates of the royalties payables to other appropriate rights holders, and the shortfall, if any, is recognized on a straight-line basis over the period of the applicable most favored nation clause. An accrual and expense is recognized when it is probable that the Group will make additional royalty payments under these terms. The expense related to these accruals is recognized in cost of revenue. Cost of revenue also reflects discounts provided by certain rights holders in return for promotional activities in connection with marketplace programs. In certain contracts, payments to rights holders can be due based on uncertain future events which might not be resolved for several months. Where this is the case, the Group recognizes this expense only if and when the uncertainty is resolved.
Cost of revenue includes amortization of podcast content assets, which is recorded over the shorter of the estimated useful economic life, or the license period (if relevant), and begins at the release of each episode. In most cases, amortization is on an accelerated basis. Certain fixed fees to access content are recorded on a straight-line basis over the applicable license period. The Group makes payments to podcast publishers, whose content we monetize through advertising sales. The amounts owed are most often a share of revenues and recognized in cost of revenue when the related revenue is recognized. Additionally, cost of revenue includes payments for certain video content. Amounts are recognized based on a number of factors including qualifying consumption time attributable to eligible video episodes and financial participations in excess of minimum guarantees.
Cost of revenue also includes credit card and payment processing fees for subscription revenue, advertising serving, advertising measurement, customer service, certain employee compensation and benefits, cloud computing, streaming, facility, and equipment costs.

Research and development expenses	Research and development expenses
Research and development expenses primarily comprise costs incurred for development of products related to the Group’s platform and service, as well as new and existing advertising products and improvements to the Group’s mobile and desktop applications and streaming services. The costs incurred include related employee compensation and benefits costs, consulting costs, cloud and IT related costs, and facility costs.

Sales and marketing expenses	Sales and marketing expenses
Sales and marketing expenses primarily comprise employee compensation and benefits, sponsorships, public relations, branding, consulting expenses, customer acquisition costs, advertising, marketing events and trade shows, the cost of working with content creators and rights holders to promote the availability of new releases on the Group’s platform, and the costs of providing free trials. The costs of providing free trials are typically per user royalty fees, determined in accordance with the rights holder agreements.

General and administrative expenses	General and administrative expenses
General and administrative expenses primarily comprise employee compensation and benefits for functions such as finance, accounting, analytics, legal, human resources, and other costs including consulting fees, facility and equipment costs, directors’ and officers’ liability insurance, and director fees.

Income tax	Income tax
The tax expense for the period comprises current and deferred tax. Tax is recognized in the consolidated statement of operations except to the extent it relates to a business combination, or items recognized directly in equity or in other comprehensive income.
(i)Current tax
Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date.
(ii)Deferred tax
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:
•temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination, that affects neither accounting nor taxable profit or loss, and does not give rise to equal taxable and deductible temporary differences;
•temporary differences related to investments in subsidiaries, and associates to the extent that the Group is able to control the timing of the reversal of the temporary differences, and it is probable they will not reverse in the foreseeable future; and
•taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax assets in excess of deferred tax liabilities are recognized for unused tax losses, unused tax credits, and deductible temporary differences to the extent it is probable that future taxable profits will be available, against which they can be used. Deferred tax assets are reviewed at each reporting date and are not recorded or reduced to the extent that it is not or no longer probable that the related tax benefit will be realized.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date. The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset only if certain criteria are met, such as when there is a legally enforceable right to offset.
(iii)Uncertain tax positions
Management periodically evaluates positions taken in tax returns in which applicable tax legislation is subject to interpretation, and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Leases	Leases
At the inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group assesses whether:
•the contract involves the use of an identified asset – this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;
•the Group has the right to obtain substantially all of the economic benefits from the use of the asset throughout the period of use; and
•the Group has the right to direct the use of the asset. The Group has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used.
At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.
As a Lessee
The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received prior to the commencement date. Any costs related to the removal and restoration of leasehold improvements, which meet the definition of property, plant and equipment under IAS 16 Property Plant and Equipment are assessed under IAS 37 and are not within the scope of IFRS 16.
The lease term is determined based on the non-cancellable period for which the Group has the right to use an underlying asset. The lease term is adjusted, if applicable, for periods covered by extension and termination options to the extent the Group is reasonably certain to exercise them.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, which is considered the appropriate useful life of these assets. In addition, the right-of-use asset is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability, to the extent necessary. See Note 10 for further information.
The lease liability is initially measured at the present value of the lease payments, net of lease incentives receivable, that are not paid at the commencement date, discounted using an incremental borrowing rate if the rate implicit in the lease arrangement is not readily determinable.
Lease payments included in the measurement of the lease liability comprise fixed payments, including in-substance fixed payments and variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date.
The lease liability is subsequently increased to reflect accretion of interest and reduced for lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, lease term, or if the Group changes its assessment of whether it will exercise an extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group leases certain properties under non-cancellable lease agreements that relate to office space. The expected lease terms are between one and 11 years.
Short-term leases and lease of low-value assets
The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets, including certain IT Equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
As a Lessor
The Group has entered into agreements to sublease portions of its leased offices. As an intermediate lessor, the Group accounts for sublease arrangements separately from the related head lease agreements. Subleases are classified as either finance or operating leases by reference to the right-of-use asset arising from the head lease. Where the lease transfers substantially all the risks and rewards of ownership to the lessee, the contract is classified as a finance lease; all other leases are classified as operating leases. Amounts due from lessees under finance subleases are initially recognized at the present values of the lease payments receivable, discounted at the interest rate implicit in the lease. Upon commencement of a finance lease, any difference between the carrying amount of the derecognized right-of-use asset and the lease receivable is recognized as a gain or loss in the statement of operations. For operating leases, rental income is recognized on a straight-line basis over the term of the relevant lease.
After initial measurement, finance lease receivables are subsequently measured at amortized cost using the effective interest method. Lease payments received are allocated between a reduction in the carrying amount of the receivable and finance income, which is recognized in the statement of operations over the lease term. Any changes in the expected credit losses associated with finance lease receivables are accounted for in accordance with IFRS 9 Financial Instruments, with adjustments recognized in the statement of operations. Foreign exchange revaluation impacts, if applicable, are also recognized in the statement of operations in a manner consistent with other financial assets.

Property and equipment	Property and equipment
Property and equipment are stated at historical cost less accumulated depreciation and any accumulated impairment losses. Historical cost includes any expenditure that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by the Group.
The Group adds to the carrying amount of an item of property and equipment the cost of replacing parts of such an item if the replacement part is expected to provide incremental future benefits to the Group. All repairs and maintenance are charged to the consolidated statement of operations during the period in which they are incurred.
After assets are placed into service, depreciation is charged so as to allocate the cost of assets less their residual value over their estimated useful lives, using the straight-line method as follows:
•Property and equipment: 3 to 5 years
•Leasehold improvements: shorter of the lease term or useful life
The assets’ residual values, useful lives, and depreciation methods are reviewed annually and adjusted prospectively if there is an indication of a significant change. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the consolidated statement of operations when the asset is derecognized.

Intangible assets	Intangible assets
Acquired intangible assets other than goodwill comprise acquired developed technology, trade names, customer relationships, publisher relationships, and patents or licenses thereof, acquired either through business combinations or through direct purchase or licensing arrangements. At initial recognition, intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition, while intangible assets acquired through direct purchase or licensing arrangements are recognized at cost. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses.
The Group recognizes internal development costs as intangible assets only when the following criteria are met: the technical feasibility of completing the intangible asset exists; there is an intent to complete and an ability to use or sell the intangible asset; the intangible asset will generate probable future economic benefits; there are adequate resources available to complete the development and to use or sell the intangible asset; and there is the ability to reliably measure the expenditure attributable to the intangible asset during its development.
Intangible assets with finite lives are typically amortized on a straight-line basis over their estimated useful lives, typically 3 to 5 years for technology, 3 to 8 years for trade names and trademarks, 3 to 10 years for customer and publisher relationships, or the shorter of the license period or useful life for intangible assets acquired through licensing arrangements. Intangible assets with finite lives are assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization of intangible assets is recognized in the consolidated statement of operations in the expense category consistent with the function of the intangible assets.

Goodwill	Goodwill
Goodwill is the excess of the consideration transferred over the net identifiable assets acquired and liabilities assumed. Goodwill is tested annually for impairment, or more regularly if certain indicators are present. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the operating segments that are expected to benefit from the synergies of the combination and represent the lowest level at which the goodwill is monitored for internal management purposes. Goodwill is evaluated for impairment by comparing the recoverable amount of the Group’s operating segments to the carrying amount of the operating segments to which the goodwill relates. If the recoverable amount is less than the carrying amount an impairment charge is determined.
The recoverable amount of the operating segments is based on fair value less costs of disposal. The Group determines the fair value of the operating segments using a combination of a discounted cash flow analysis and a market-based approach.

Impairment of non-financial assets	Impairment of non-financial assetsAssets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. An impairment loss is recognized in the consolidated statement of operations consistent with the function of the assets, for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows. Prior impairments of non-financial assets (other than goodwill) are reviewed for possible reversal each reporting period.
Financial instruments	Financial instruments
(i)Financial assets
Initial recognition and measurement
The Group’s financial assets comprise cash and cash equivalents, short term investments, trade and other receivables, derivative assets, long term investments, restricted cash and other non-current assets, and finance lease receivables. All financial assets except finance lease receivables are recognized initially at fair value plus transaction costs that are attributable to the acquisition of the financial asset. Finance lease receivables are recognized initially at the present values of the lease payments receivable, discounted at the interest rate implicit in the lease. Purchases and sales of financial assets are recognized on the settlement date; the date that the Group receives or delivers the asset. Receivables are non-derivative financial assets, other than short term and long term investments described below, with fixed or determinable payments that are not quoted in an active market. They are included in current assets except for those with maturities greater than 12 months after the reporting period.
For more information on receivables, refer to Note 14. For more information on finance lease receivables, refer to Note 10.
Short term investments primarily comprise debt instruments carried at fair value through other comprehensive income. The securities in this category are those that are intended to be held for an indefinite period of time and that may be sold in response to needs for liquidity or in response to changes in the market conditions (therefore, not recognized at amortized cost). These meet the hold to collect and sell business model and generally pass the solely payments of principal and interest contractual cash flows tests under IFRS 9 Financial Instruments. Short term investments in money market funds and fixed income funds, whose contractual cash flows do not represent solely payments of interest and principal, are measured at fair value with gains and losses arising from changes in fair value included in the consolidated statement of operations. Short term investments are classified as current assets.
Long term investments primarily comprise equity instruments carried at fair value through other comprehensive income based on the irrevocable election made at initial recognition under IFRS 9 Financial Instruments. The securities within this category are intended to be held for an indefinite period of time and for strategic investment purposes. These are not held for trading. These are classified as non-current assets. The Group’s primary long term investment is its equity investment in Tencent Music Entertainment Group (“TME”).
Subsequent measurement
After initial measurement, short term investments are primarily measured at fair value with unrealized gains or losses recognized in other comprehensive income and credited in other reserves within equity until the investment is derecognized, at which time, the cumulative gain or loss is recognized in finance income/costs. Interest earned whilst holding the short term investments is reported as interest income using the effective interest method. Interest income and foreign exchange revaluation are recognized in the statement of operations in the same manner as all other financial assets.
After initial measurement, long term investments are measured at fair value with unrealized gains or losses, including any related foreign exchange impacts, recognized in other comprehensive income and credited in other reserves within equity without recognizing fair value changes to profit and loss upon derecognition. Gains or losses realized on the sale of these long term investments are not recycled through the profit and loss, but are instead reclassified to accumulated deficit within equity. Dividends received are recognized in the consolidated statement of operations in finance income.
Derecognition
Financial assets are derecognized when the rights to receive cash flows from the asset have expired.
Impairment of financial assets
The Group assesses at each reporting date whether there is any evidence that a financial asset or a group of financial assets is impaired, primarily its trade receivables and short term investments. The Group assesses impairment for its financial assets, excluding trade receivables, using the general expected credit losses model. Under this model, the Group calculates the allowance for credit losses by considering on a discounted basis, the cash shortfalls it would incur in various default scenarios for prescribed future periods and multiplying the shortfalls by the probability of each scenario occurring. The allowance on the financial asset is the sum of these probability-weighted outcomes.
For the Group’s short term investments, the Group applies the low credit risk simplification as the credit risk related to these assets is low given the credit quality ratings required by the Group’s investment policy. At every reporting date, the Group evaluates whether a particular debt instrument is considered to have low credit risk using all supportable information.
The Group’s long term equity investments are not assessed for impairment due to the irrevocable election made under IFRS 9 Financial Instruments as stated above.
The Group uses the simplified approach for measuring impairment for its trade receivables, as these financial assets do not have a significant financing component as defined under IFRS 15, Revenue from Contracts with Customers, and finance lease receivables, due to the irrevocable election made under IFRS 9 Financial Instruments. Therefore, the Group does not determine if the credit risk for these instruments has increased significantly since initial recognition. Instead, a loss allowance is recognized based on lifetime expected credit losses at each reporting date. Impairment losses and subsequent reversals are recognized in profit or loss and is the amount required to adjust the loss allowance at the reporting date to the amount that is required to be recognized based on the aforementioned policy. For trade receivables, the Group has established a provision matrix based on its historical credit loss experiences, adjusted for forward-looking factors specific to the debtors and the economic environment. For finance lease receivables, expected credit losses are estimated by considering sublessee credit quality, contractual lease terms, expected prepayments, and the nature and sufficiency of collateral held. In both cases, the carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recognized in the consolidated statement of operations.
(ii)Financial liabilities
Initial recognition and measurement
The Group’s financial liabilities are comprised of trade and other payables, lease liabilities, Exchangeable Notes, derivative liabilities (warrants and instruments designated for hedging), and other liabilities. All financial liabilities except lease liabilities are recognized initially at fair value.
The Group accounts for the Exchangeable Notes at fair value through profit and loss using the fair value option in accordance with IFRS 9, Financial Instruments. Under this approach, the Exchangeable Notes are accounted for in their entirety at fair value, with any change in fair value after initial measurement being recorded in finance income or cost in the consolidated statement of operations, except that changes in fair value that are due to changes in own credit risk are presented separately in other comprehensive income and will not be reclassified to the consolidated statement of operations. The Group classified the Exchangeable Notes as a financial liability in accordance with IAS 32, Financial Instruments: Presentation.
The Group accounts for the warrants as a financial liability measured at fair value through profit or loss. In accordance with IAS 32, Financial Instruments: Presentation, the Group determined that the warrants were precluded from equity classification, because while they contain no contractual obligation to deliver cash or other financial instruments to the holders other than the Company’s own shares, the exercise prices of the warrants are in US$ and not the Company’s functional currency and the Group allows for net settlement, which enables settlement for a variable number of the Company’s ordinary shares. Therefore, the warrants do not meet the requirements that they be settled by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.
Subsequent measurements
Other financial liabilities
After initial recognition, payables are subsequently measured at amortized cost using the effective interest method. The effective interest method amortization is included in finance costs in the consolidated statement of operations. Gains and losses are recognized in the consolidated statement of operations when the liabilities are derecognized.
Payables are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Financial liabilities at fair value through profit or loss
After initial recognition, financial liabilities at fair value through the profit or loss are subsequently re-measured at fair value at the end of each reporting period, with changes in fair value recognized in finance income or finance costs in the consolidated statement of operations.
Derecognition
Financial liabilities are derecognized when the obligation under the liability is discharged, cancelled, or expires.
(iii)Fair value measurements
For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Group would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Group’s market assumptions. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, are described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;
•Level 2: other techniques for which inputs are based on quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the asset or liability; and,
•Level 3: techniques which use inputs that have a significant effect on the recognized fair value that require the Group to use its own assumptions about market participant assumptions.
The Group maintains policies and procedures to determine the fair value of financial assets and liabilities using what it considers to be the most relevant and reliable market participant data available. It is the Group’s policy to maximize the use of observable inputs in the measurement of its Level 3 fair value measurements. To the extent observable inputs are not available, the Group utilizes unobservable inputs based upon the assumptions market participants would use in valuing the asset or liability. In determining the fair value of financial assets and liabilities employing Level 3 inputs, the Group considers such factors as the current interest rate, equity market, currency and credit environments, expected future cash flows, the probability of certain future events occurring, and other published data. The Group performs a variety of procedures to assess the reasonableness of its fair value determinations, including the use of third parties.
(iv)Foreign exchange forward contracts
The Group designates certain foreign exchange forward contracts as cash flow hedges when all the requirements in IFRS 9 Financial Instruments are met. The Group recognizes these foreign exchange forward contracts as either assets or liabilities on the statement of financial position and they are measured at fair value at each reporting period. Assets and liabilities are offset and the net amount is presented in the statement of financial position when the Group has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. The asset and liability positions of the foreign exchange forward contracts are included in other current assets and derivative liabilities on the consolidated statement of financial position, respectively. The Group reflects the gain or loss on the effective portion of a cash flow hedge as a component of equity and subsequently reclassifies cumulative gains and losses to revenues or cost of revenues, depending on the risk hedged, when the hedged transactions impact the statement of operations. If the hedged transactions become probable of not occurring, the corresponding amounts in other reserves are immediately reclassified to finance income or costs. Foreign exchange forward contracts that do not meet the requirements in IFRS 9 Financial Instruments to be designated as a cash flow hedge, are classified as derivative instruments not designated for hedging. The Group measures these instruments at fair value, with changes in fair value recognized in finance income or costs.
Podcast content assets	Podcast content assets
The Group incurs costs to acquire, license, produce or commission podcasts for inclusion on the Service, with some titles distributed more broadly. The Group recognizes podcast content assets as current assets in the consolidated statement of financial position and related cash flows are presented as operating cash flows. Fees, including license fees, and the direct costs of production including employee compensation and production overheads, external production services and participation minimum guarantees are capitalized. The Group often enters into multi-year commitments, however, the period between payments and receipt of content is typically less than a year and no borrowing costs are included in direct costs.
Amortization of podcast content assets is recorded in cost of revenue over the shorter of the estimated useful economic life or the license period (if relevant), and begins at the release of each episode. The economic life and expected amortization profile of podcast content assets is estimated by management based on historical listening patterns and is evaluated on an ongoing basis. The Group’s podcast content assets are generally expected to be consumed in less than three years, and typically, on an accelerated basis, as we expect more upfront listening in most cases. Certain fixed fees to access content are recorded on a straight-line basis over the applicable license period. All podcast content costs were recorded in the Ad-Supported segment prior to 2025. Beginning in 2025, as part of the Spotify Partner Program initiative, an enhanced video podcast experience was launched for subscribers to our Premium Service. Podcast content costs attributable to this new experience for subscribers to our Premium Service are recorded in the Premium segment.

Cash and cash equivalents and restricted cash	Cash and cash equivalents and restricted cash
Cash and cash equivalents comprise cash on deposit at banks and on hand and highly liquid investments including money market funds with maturities of three months or less at the date of purchase that are not subject to restrictions. Assets in money market funds, whose contractual cash flows do not represent solely payments of interest and principal, are measured at fair value with gains and losses arising from changes in fair value included in the consolidated statement of operations. See Note 22.
Cash deposits that have restrictions governing their use are classified as restricted cash, current or non-current, based on the remaining length of the restriction.
Short term investments	Short term investments
The Group invests in a variety of instruments, such as money market funds, corporate debt securities, collateralized reverse purchase agreements, fixed income funds, and government and agency debt securities. Part of these investments is held in short duration, fixed income portfolios. The average duration of these instruments is less than 2.25 years. All investments are governed by an investment policy and are held in highly rated counterparties. Separate credit limits are assigned to each counterparty in order to minimize risk concentration.
Management determines the appropriate classification of investments at the time of purchase and re-evaluates whether the investments pass both the hold to collect and sell and solely payments of principal and interest tests. The short term investments with maturities greater than 12 months are classified as short term when they are intended for use in current operations. The cost basis for investments sold is based upon the specific identification method.

Long term investments	Long term investmentsLong term investments consist primarily of non-controlling equity interests in public and private companies where the Group does not exercise significant influence. The majority of the investments are classified as equity instruments carried at fair value through other comprehensive income.
Share capital	Share capital
Ordinary shares are classified as equity.
Equity instruments are initially measured at the fair value of the cash or other resources received or receivable, net of the direct costs of issuing the equity instruments.
The Group repurchases its ordinary shares through a share repurchase program approved by the board of directors. The cost of shares repurchased is shown as a reduction to equity on the statement of financial position. When treasury shares are sold, reissued, or retired, the amount received is reflected as an increase to equity based on a weighted-average cost, with any surplus or deficit recorded within other paid in capital.
Share-based compensation	Share-based compensation
Employees of the Group and members of the board of directors may receive remuneration in the form of share-based compensation transactions, whereby employees and the board of directors render services in consideration for equity instruments.
The cost of such equity-settled transactions is determined by the fair value at the date of grant using an appropriate valuation model. The cost is recognized in the consolidated statement of operations, together with a corresponding credit to other reserves in equity, over the period in which the performance and service conditions are fulfilled.
The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense for a period represents the movement in cumulative expense recognized at the beginning and end of that period, and is recognized in employee share-based compensation. When the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for modifications that increase the total fair value of the share-based compensation transaction or are otherwise beneficial to the grantee as measured at the date of modification. There were no material modifications to any share-based compensation transactions during 2025, 2024, and 2023.
Social costs are payroll taxes associated with employee salaries and benefits, including share-based compensation. Social costs in connection with granted options and restricted stock units are accrued over the vesting period, based on the intrinsic value of the award that has been earned at the end of each reporting period. The amount of the liability reflects the systematic recognition of the award over the vesting period and the impact of expected forfeitures. The social cost rate at which the accrual is made generally follows the tax domicile within which other compensation charges for a grantee are recognized.
The assumptions and models used for estimating fair value for share-based compensation transactions are disclosed in Note 17.
In many jurisdictions, tax authorities levy taxes on share-based compensation transactions with employees that give rise to a personal tax liability for the employee. In some cases, the Group is required to withhold the tax due and to settle it with the tax authority on behalf of the employees. To fulfill this obligation, the terms of the Group’s restricted stock unit arrangements permit the Group to withhold the number of shares that are equal to the monetary value of the employee’s tax obligation from the total number of shares that otherwise would have been issued to the employee upon vesting of the restricted stock unit. The monetary value of the employee’s tax obligation is recorded as a deduction from Other reserves for the shares withheld.

Employee benefits	Employee benefits
The Group provides defined contribution plans to its employees. The Group pays contributions to publicly and privately administered pension insurance plans on a mandatory or contractual basis. The Group has no further payment obligations once the contributions have been paid. Contributions to defined contribution plans are expensed when employees provide services. The Group’s post-employment schemes do not include any defined benefit plans.

Provisions	Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

New and amended standards and interpretations adopted by the Group
New and amended standards and interpretations adopted by the Group
There are no new IFRS or IFRS Interpretation Committee (“IFRIC”) interpretations effective during the year ended December 31, 2025 that have a material impact to the consolidated financial statements.

New standards and interpretations issued not yet effective
New standards and interpretations issued not yet effective
Presentation and Disclosure in Financial Statements - IFRS 18
In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”), which replaces IAS 1 Presentation of Financial Statements. IFRS 18 requires an entity to classify all income and expenses within its statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new. These categories are complemented by the requirement to present subtotals and totals for “operating profit or loss,” “profit or loss before financing income and taxes,” and “profit or loss.” IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted. The Group is currently evaluating the impact of this new standard.
Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7
In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments. The amendments clarify that a financial liability is derecognized on the “settlement date,” which is when the related obligation is discharged, canceled, expired or the liability otherwise qualifies for derecognition. The amendments also clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (“ESG”)-linked features and other similar contingent features, and the treatment of non-recourse assets and contractually linked instruments. In addition, the amendments require additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income. The amendments are effective for annual reporting periods beginning on or after January 1, 2026, but earlier application is permitted. The Group does not expect these amendments to have a material impact to the financial statements.
There are no other IFRS or IFRIC interpretations that are not yet effective and that are expected to have a material impact to the consolidated financial statements.